UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 26,277,782	¥ 188,112,127	¥ 290,441,871
COST OF REVENUES		(19,073,606)	(136,540,311)	(202,960,891)
GROSS PROFIT		7,204,176	51,571,816	87,480,980
OPERATING EXPENSES
Selling expenses		(158,497)	(1,134,623)	(1,144,892)
General and administrative expenses		(1,265,836)	(9,061,616)	(7,820,313)
Research and development expenses		(4,675,507)	(33,470,081)	(75,820,156)
Total operating expenses		(6,099,840)	(43,666,320)	(84,785,361)
INCOME FROM OPERATIONS		1,104,336	7,905,496	2,695,619
OTHER INCOME/(EXPENSE)
Gain on disposal of subsidiaries, related party				1,416,187
Investment income		3,573,819	25,583,543	15,187,594
Interest income		123,213	882,033	4,368,649
Finance expenses, net		(62,395)	(446,665)	(468,189)
Other (expense)/income, net		14,243	101,963	(55,262)
Total other income, net		3,648,880	26,120,874	20,448,979
(LOSS)/INCOME BEFORE INCOME TAXES		4,753,216	34,026,370	23,144,598
PROVISION FOR INCOME TAXES
Current		(319,930)	(2,290,252)	(35,872)
Deferred				(932,125)
Total provision for of income tax		(319,930)	(2,290,252)	(967,997)
NET INCOME		4,433,286	31,736,118	22,176,601
Less: Net income attributable to non-controlling interests		735,553	5,265,527	5,916,937
NET INCOME ATTRIBUTABLE TO MICROALGO INC.		3,697,733	26,470,591	16,259,664
OTHER COMPREHENSIVE INCOME/(LOSS)
Foreign currency translation adjustment		(1,163,816)	(8,360,753)	2,092,162
COMPREHENSIVE INCOME		3,269,470	23,375,365	24,268,763
Less: Comprehensive income attributable to non-controlling interests		735,553	5,265,527	5,916,937
COMPREHENSIVE INCOME ATTRIBUTABLE TO MICROALGO INC		$ 2,533,917	¥ 18,109,838	¥ 18,351,826
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES1
Basic	[1]	2,776,005	2,776,005	17,477
Diluted	[1]	2,776,005	2,776,005	51,465
EARNINGS PER SHARE1
Basic | (per share)	[1]	$ 1.33	¥ 9.54	¥ 930.35
Diluted | (per share)	[1]	$ 1.33	¥ 9.54	¥ 315.94
Service [Member]
OPERATING REVENUES
Total operating revenues		$ 26,277,782	¥ 188,112,127	¥ 290,441,871

[1]	Number of shares has been retrospectively adjusted for the share consolidation, refer to note 12.